ACCRUED EXPENSES (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
ACCRUED EXPENSES
Accrued payroll and benefits	$ 187.1	$ 183.3
Accrued other liabilities	135.1	153.9
Accrued expenses	$ 322.2	$ 337.2